Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net revenues	¥ 3,294,696	$ 464,049	¥ 3,100,372	¥ 4,293,094
Operating cost and expenses
Other Compensations	(801,293)	(112,860)	(937,696)	(1,089,941)
Selling expenses	485,778	68,420	349,014	437,131
General and administrative expenses	275,727	38,835	235,319	383,321
Other operating expenses	112,506		115,653	107,844
Total operating cost and expenses	2,196,781	309,410	2,011,923	3,094,196
Income from operations	1,097,915	154,639	1,088,449	1,198,898
Other income (expenses):
Settlement expenses				(19,908)
Other income (expenses)	10,892	1,534	13,130	(18,240)
Total other income	111,332	15,681	61,100	99,144
Income before taxes and income from equity in affiliates	1,209,247	170,320	1,149,549	1,298,042
Income tax expense	(262,360)	(36,953)	(267,108)	(293,940)
Income from equity	54,128	7,624	89,148	301,979
Net income attributable to Noah Holdings Limited shareholders	1,009,494	142,185	976,571	1,314,131
Parent company
Operating cost and expenses
Other Compensations	2,157	304
Selling expenses	82	12	2,838	285
General and administrative expenses	7,314	1,030	16,948	41,955
Other operating expenses	19,877	2,800	12,516
Total operating cost and expenses	29,430	4,146	32,302	42,240
Income from operations	(29,430)	(4,146)	(32,302)	(42,240)
Other income (expenses):
Interest income	(34,002)	(4,789)	(4,250)	(2,266)
Settlement expenses				(19,908)
Other income (expenses)	4,267	601	11,083	(4,211)
Total other income	38,269	5,390	15,333	(21,853)
Income before taxes and income from equity in affiliates	8,839	1,244	(16,969)	(64,093)
Income tax expense	(20,421)	(2,876)
Net income attributable to Noah Holdings Limited shareholders	1,009,494	142,185	976,571	1,314,131
Parent company | Subsidiaries and VIEs
Other income (expenses):
Income from equity	1,014,843	142,939	942,081	1,309,836
Parent company | Affiliates
Other income (expenses):
Income from equity	¥ 6,233	$ 878	¥ 51,459	¥ 68,388